Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information
Entity Registrant Name	OneMain Holdings, Inc.
Entity Central Index Key	0001584207
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false